UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G
OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________ to __________.

Date of Report (Date of earliest event reported): ___________

Commission File Number of securitizer: ___________

Central Index Key Number of securitizer: ___________

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1): ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i): ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii): ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2).

Central Index Key Number of depositor: 0001818422

FirstKey Homes 2022-SFR3 Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ___________

Central Index Key Number of underwriter (if applicable): ___________

Marc Toscano - (646) 885-3868
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THE REPORT
PART I:  REPRESENTATION AND WARRANTY INFORMATION
N/A
PART II:  FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS
Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer
The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached hereto as Exhibits to this Form ABS-15G/A.  Please see the Exhibit Index for the related information.

EXPLANATORY NOTE:
This Form ABS-15G/A amends the Form ABS-15G filed on September 29, 2022 (SEC Accession Number: 0000894579-22-000188) (the “Original Form ABS-15G”) to file (i) as Exhibit 99.1 hereto the Radian Real Estate Management LLC Certificate of Services Performed, which supersedes Exhibit 99.1 to the Original Form ABS-15G, (ii) as Exhibit 99.2 hereto the OS National, LLC HOA Discrepancy Review, which supersedes Exhibit 99.2 to the Original Form ABS-15G, and (iii) as Exhibit 99.4 hereto the Independent Accounts’ Report on Applying Agreed-Upon Procedures, which supersedes Exhibit 99.4 to the Original Form ABS-15G. For avoidance of doubt, reference should additionally be made to Exhibit 99.3 to the Original Form ABS-15G, which is not superseded by this Form ABS-15G/A, in connection with the disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2).

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: November 7, 2022	FKH SFR Depositor, LLC
(Depositor)

	By:	/s/ Marc Toscano
Name: Marc Toscano
Title: Manager

EXHIBIT INDEX
99.1	Radian Real Estate Management LLC Certification of Services Performed
99.2	OS National, LLC HOA Discrepancy Review
99.4	Independent Accountants’ Report on Applying Agreed-Upon Procedures